DBX ETF Trust | 1
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
February 28, 2026 (Unaudited)
Principal
Amount $ Value $
MUNICIPAL BONDS — 98.5%
Arizona — 2.6%
City of Phoenix Civic
Improvement Corp.,
Intergovernmental,
Series A, 5.00%, 7/1/45
705,000 748,574
Salt River Project Agricultural
Improvement & Power
District, Electric, Power &
Light Revenue,
Series B, 5.25%, 1/1/53
2,650,000 2,828,478
(Cost $3,636,552)
3,577,052
California — 16.9%
Bay Area Toll Authority, Highway
Revenue Tolls,
Sub-Series S-8, 3.00%, 4/1/54
535,000 402,244
Series F-1, 5.00%, 4/1/54
500,000 526,302
Series F-2, 2.60%, 4/1/56
160,000 106,366
California Enterprise
Development Authority
Series A, 5.25%, 11/1/49
500,000 541,970
Series A, 5.25%, 11/1/54
100,000 107,292
Series A, 5.50%, 11/1/59
550,000 599,756
City of Los Angeles Department
of Airports, Private Airport &
Marina Revenue,
Series B, 5.00%, 5/15/45
260,000 279,324
Series A, AMT, 5.00%,
5/15/46
600,000 621,855
Series B, 5.00%, 5/15/48
250,000 263,470
Series A, AMT, 5.00%, 5/15/51
135,000 138,090
City of Riverside CA Electric
Revenue, Electric, Power &
Light Revenue,
Series A, 5.00%, 10/1/49
150,000 161,038
City of San Francisco CA Public
Utilities Commission Water
Revenue, Water Revenue,
Series D, 3.00%, 11/1/50
340,000 262,629
Series C, 4.00%, 11/1/50
600,000 584,744
Series A, 5.00%, 11/1/50
500,000 521,149
Series D, 5.00%, 11/1/55
200,000 213,768
East Bay Municipal Utility
District Water System
Revenue, Water Revenue,
Series A, 5.00%, 6/1/50
500,000 542,098
Series A, 5.00%, 6/1/55
300,000 322,064
Los Angeles Department of
Water & Power Water System
Revenue, Water Revenue,
Series A, 5.00%, 7/1/50
210,000 215,860
Series A, 5.25%, 7/1/53
800,000 845,161
Principal
Amount $ Value $
Los Angeles Department of
Water & Power, Electric,
Power & Light Revenue,
Series E, 5.00%, 7/1/38
500,000 564,013
Series B, 5.00%, 7/1/45
45,000 47,049
Series D, 5.00%, 7/1/47
500,000 534,888
Series B, 5.00%, 7/1/48
500,000 518,929
Series A, 5.00%, 7/1/51
1,000,000 1,032,000
Metropolitan Water District of
Southern California, Water
Revenue,
Series A, 5.00%, 4/1/48
265,000 284,227
Municipal Improvement Corp. of
Los Angeles
Series A, 5.25%, 5/1/50
450,000 484,479
Series A, 5.00%, 5/1/55
600,000 629,163
Riverside County Transportation
Commission, Highway
Revenue Tolls,
Series B-1, 4.00%, 6/1/46
10,000 9,375
Series B-1, 3.00%, 6/1/49
650,000 495,562
San Diego County Regional
Airport Authority, Private
Airport & Marina Revenue,
Series A, 5.00%, 7/1/49
200,000 206,427
Series B, AMT, 4.00%, 7/1/51
700,000 636,517
Series A, 5.00%, 7/1/51
500,000 522,293
Series B, AMT, 5.00%, 7/1/51
1,100,000 1,117,912
Series A, 4.00%, 7/1/56
865,000 816,943
Series A, 5.00%, 7/1/56
1,300,000 1,348,475
San Francisco City & County
Airport Comm-San Francisco
International Airport, Private
Airport & Marina Revenue,
Series A, AMT, 4.00%, 5/1/49
990,000 919,346
Series A, AMT, 5.00%, 5/1/49
400,000 406,180
Series E, AMT, 5.00%, 5/1/50
370,000 374,771
Series B, 5.00%, 5/1/52
500,000 523,726
Series A, 5.25%, 5/1/55
800,000 844,096
Series A, 5.50%, 5/1/55
600,000 646,096
San Francisco City & County
Public Utilities Commission
Wastewater Revenue, Sewer
Revenue,
Series C, 5.00%, 10/1/49
200,000 216,531
Series C, 5.00%, 10/1/54
700,000 745,432
San Francisco Municipal
Transportation Agency,
Transit Revenue,
Series C, 4.00%, 3/1/51
40,000 38,054
Series C, 5.00%, 3/1/51
500,000 517,174
Southern California Public Power
Authority, Intergovernmental,
5.00%, 7/1/53
1,400,000 1,461,785
(Cost $24,307,598)
23,196,623

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
(Continued)
February 28, 2026 (Unaudited)
Principal
Amount $ Value $
Colorado — 3.4%
City & County of Denver Co.
Airport System Revenue,
Private Airport & Marina
Revenue,
Series A, 5.00%, 11/15/36
265,000 295,242
Sub-Series  A, AMT, 5.00%,
12/1/36
300,000 350,979
Series A, 5.00%, 11/15/47
100,000 103,117
Series A, AMT, 5.00%, 12/1/48
700,000 707,527
Series D, 5.00%, 11/15/53
600,000 612,224
Series A, 5.50%, 11/15/53
300,000 315,372
City & County of Denver
Co. Dedicated Excise Tax
Revenue, Hotel Occupancy
Tax,
Series A, 4.00%, 8/1/51
700,000 665,198
City of Colorado Springs CO
Utilities System Revenue,
Multiple Utility Revenue,
Series B, 4.00%, 11/15/51
100,000 94,510
City of Colorado Springs Co.
Utilities System Revenue,
Multiple Utility Revenue,
Series A, 5.25%, 11/15/55
1,400,000 1,507,022
(Cost $4,822,235)
4,651,191
District of Columbia — 0.9%
Metropolitan Washington
Airports Authority Aviation
Revenue, Private Airport &
Marina Revenue,
Series A, AMT, 5.00%, 10/1/46
600,000 618,468
Metropolitan Washington
Airports Authority Dulles
Toll Road Revenue, Highway
Revenue Tolls,
Series B, 4.00%, 10/1/53
700,000 607,941
(Cost $1,416,121)
1,226,409
Florida — 9.1%
Broward County FL Water &
Sewer Utility Revenue, Water
Revenue,
Series A, 4.00%, 10/1/47
240,000 232,370
City of Fort Lauderdale Fl Water
& Sewer Revenue, Water
Revenue,
Series B, 5.50%, 9/1/48
400,000 441,860
City of Gainesville Fl Utilities
System Revenue, Multiple
Utility Revenue,
Series A, 5.00%, 10/1/47
215,000 221,422
City of Miami Fl, Miscellaneous
Taxes,
Series A, 5.00%, 3/1/48
200,000 208,423
Series A, 5.25%, 3/1/53
200,000 210,000
Principal
Amount $ Value $
City of Tampa FL Water &
Wastewater System Revenue,
Water Revenue,
Series A, 5.00%, 10/1/54
1,000,000 1,031,608
Series A, 5.25%, 10/1/57
300,000 316,516
County of Lee Fl Airport
Revenue, Private Airport &
Marina Revenue,
5.25%, 10/1/54
400,000 416,380
County of Manatee FL Public
Utilities Revenue, Water
Revenue
4.00%, 10/1/48
550,000 521,743
County of Miami-Dade Fl
Aviation Revenue, Private
Airport & Marina Revenue,
Series B, 5.25%, 10/1/55
1,500,000 1,581,670
County of Miami-Dade FL
Aviation Revenue, Private
Airport & Marina Revenue,
Series A, AMT, 5.00%, 10/1/49
380,000 382,721
County of Miami-Dade FL Transit
System, Sales Tax Revenue,
Series A, 4.00%, 7/1/49
500,000 465,356
Series A, 4.00%, 7/1/50
90,000 82,905
County of Miami-Dade Fl Water
& Sewer System Revenue,
Water Revenue,
Series A, 5.00%, 10/1/55
500,000 522,107
County of Miami-Dade FL Water
& Sewer System Revenue,
Water Revenue,
4.00%, 10/1/46
255,000 243,748
4.00%, 10/1/48
450,000 421,250
Series B, 4.00%, 10/1/49
500,000 462,338
4.00%, 10/1/51
275,000 255,185
4.00%, 10/1/51
100,000 91,401
County of Miami-Dade Seaport
Department, Private Airport &
Marina Revenue,
Series A, 5.25%, 10/1/52
1,200,000 1,228,025
Greater Orlando Aviation
Authority, Private Airport &
Marina Revenue,
Series A, AMT, 5.00%,
10/1/44
165,000 170,063
Series A, AMT, 4.00%, 10/1/52
300,000 265,834
Hillsborough County Aviation
Authority, Private Airport &
Marina Revenue,
Series A, AMT, 4.00%, 10/1/52
200,000 179,168
JEA Water & Sewer System
Revenue, Water Revenue,
Series A, 5.25%, 10/1/49
1,250,000 1,350,699
Series A, 5.50%, 10/1/54
125,000 136,191

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
(Continued)
February 28, 2026 (Unaudited)
Principal
Amount $ Value $
Orlando Utilities Commission,
Water Revenue,
Series A, 5.00%, 10/1/48
200,000 211,466
State of Florida Department
of Transportation Turnpike
System Revenue, Highway
Revenue Tolls,
Series B, 4.00%, 7/1/51
500,000 463,825
Tampa Bay Water, Water
Revenue,
5.00%, 10/1/52
400,000 416,895
(Cost $13,122,466)
12,531,169
Georgia — 1.8%
City of Atlanta GA Department
of Aviation, Private Airport &
Marina Revenue,
Series B, AMT, 4.00%, 7/1/49
200,000 181,629
Series A-1, 5.00%, 7/1/49
540,000 570,895
Georgia Ports Authority, Private
Airport & Marina Revenue,
4.00%, 7/1/51
765,000 727,467
5.25%, 7/1/52
200,000 211,677
Municipal Electric Authority of
Georgia, Nuclear Revenue,
Series A, 5.50%, 7/1/63
750,000 776,226
(Cost $2,497,878)
2,467,894
Hawaii — 1.1%
State of Hawaii Airports System
Revenue, Private Airport &
Marina Revenue,
Series A, AMT, 5.00%, 7/1/51
500,000 510,289
Series A, 5.25%, 7/1/51
500,000 524,390
Series A, 5.50%, 7/1/54
500,000 535,956
(Cost $1,585,836)
1,570,635
Illinois — 5.4%
Chicago O'Hare International
Airport, Private Airport &
Marina Revenue,
Series A, 4.50%, 1/1/48
570,000 557,843
Series A, 5.25%, 1/1/48
1,000,000 1,039,854
Series B, 5.25%, 1/1/53
110,000 115,375
Series A, AMT, 5.00%, 1/1/55
1,000,000 1,009,585
Series B, 4.50%, 1/1/56
350,000 342,633
Series B, 5.25%, 1/1/56
200,000 206,080
Series A, 5.50%, 1/1/59
1,150,000 1,201,909
Series B, 5.50%, 1/1/59
1,000,000 1,062,570
Chicago Transit Authority Sales
Tax Receipts Fund, Sales Tax
Revenue,
Series A, 5.00%, 12/1/52
160,000 163,423
Series A, 5.00%, 12/1/57
600,000 611,336
Principal
Amount $ Value $
City of Chicago IL Wastewater
Transmission Revenue, Sewer
Revenue,
Series A, 5.25%, 1/1/48
85,000 89,796
City of Chicago IL Waterworks
Revenue, Water Revenue,
Series A, 5.50%, 11/1/62
200,000 211,862
Illinois State Toll Highway
Authority, Highway Revenue
Tolls,
Series A, 5.00%, 1/1/41
30,000 32,280
Series A, 5.00%, 1/1/45
775,000 812,717
(Cost $7,622,347)
7,457,263
Kentucky — 0.8%
Kenton County Airport Board,
Private Airport & Marina
Revenue,
Series A, 5.25%, 1/1/49
(Cost $1,065,323)
1,000,000 1,042,347
Louisiana — 0.7%
Louisiana Stadium & Exposition
District, Hotel Occupancy Tax,
Series A, 5.00%, 7/1/48
450,000 469,287
Series A, 5.25%, 7/1/53
420,000 439,292
(Cost $925,190)
908,579
Maryland — 0.6%
Maryland State Transportation
Authority, Highway Revenue
Tolls,
4.00%, 7/1/50
650,000 618,309
Series A, 5.00%, 7/1/51
255,000 265,749
(Cost $979,182)
884,058
Massachusetts — 2.0%
Massachusetts Bay
Transportation Authority
Sales Tax Revenue, Sales Tax
Revenue,
Series A-1, 4.00%, 7/1/51
605,000 565,584
Series B, 5.00%, 7/1/55
100,000 105,263
Series B, 5.25%, 7/1/55
1,000,000 1,074,853
Massachusetts Port Authority,
Private Airport & Marina
Revenue,
Series E, AMT, 5.00%, 7/1/46
500,000 515,964
Series E, AMT, 5.00%, 7/1/51
505,000 512,033
(Cost $2,895,469)
2,773,697
Michigan — 0.6%
State of Michigan Trunk Line
Revenue, Fuel Sales Tax
Revenue,
Series B, 4.00%, 11/15/45
(Cost $832,365)
800,000 786,378

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
(Continued)
February 28, 2026 (Unaudited)
Principal
Amount $ Value $
Minnesota — 0.3%
Minneapolis-St Paul
Metropolitan Airports
Commission, Private Airport &
Marina Revenue,
Series A, 5.00%, 1/1/52
400,000 409,527
Series A, 5.00%, 1/1/52
40,000 41,440
(Cost $452,003)
450,967
Nebraska — 0.3%
Omaha Airport Authority, Private
Airport & Marina Revenue,
5.25%, 12/15/54
(Cost $421,271)
400,000 417,271
Nevada — 0.6%
County of Clark NV, Fuel Sales
Tax Revenue,
4.00%, 7/1/40
500,000 516,488
Las Vegas Convention & Visitors
Authority, Hotel Occupancy
Tax,
Series B, 4.00%, 7/1/49
290,000 267,096
(Cost $775,629)
783,584
New Jersey — 1.2%
New Jersey Turnpike Authority,
Highway Revenue Tolls,
Series B, 5.25%, 1/1/52
1,005,000 1,067,873
South Jersey Transportation
Authority, Highway Revenue
Tolls,
Series A, 4.625%, 11/1/47
100,000 101,646
Series A, 5.25%, 11/1/52
500,000 519,762
(Cost $1,673,039)
1,689,281
New York — 23.5%
Battery Park City Authority,
Miscellaneous Revenue,
Series A, 5.00%, 11/1/48
65,000 69,008
5.00%, 11/1/50
1,000,000 1,065,764
Series A, 5.00%, 11/1/53
255,000 267,544
5.25%, 11/1/55
800,000 864,250
Long Island Power Authority,
Electric, Power & Light
Revenue,
Series E, 5.00%, 9/1/48
350,000 370,896
Series A, 5.00%, 9/1/54
300,000 315,433
Metropolitan Transportation
Authority Dedicated Tax Fund,
Fuel Sales Tax Revenue,
Series B-2, 5.00%, 11/15/46
1,000,000 1,069,663
Series B-2, 5.00%, 11/15/47
400,000 424,724
Principal
Amount $ Value $
Metropolitan Transportation
Authority, Transit Revenue,
Series E, 4.00%, 11/15/45
400,000 375,745
Series D-2, 4.00%, 11/15/48
150,000 136,679
Series D-3, 4.00%, 11/15/49
140,000 126,840
Series D-3, 4.00%, 11/15/50
250,000 224,717
Series C-1, 5.25%, 11/15/55
500,000 513,444
New York City Municipal Water
Finance Authority, Water
Revenue,
Series BB-1, 5.00%, 6/15/44
140,000 149,589
Series BB-1, 4.00%, 6/15/45
255,000 252,793
Series BB-1, 4.00%, 6/15/49
200,000 191,020
Series CC-1, 4.00%, 6/15/49
200,000 191,020
Series BB-1, 5.00%, 6/15/49
270,000 279,546
Series BB-1, 4.00%, 6/15/50
285,000 266,690
Sub-Series DD-1, 4.00%,
6/15/50
600,000 565,227
Series AA-1, 5.00%, 6/15/50
140,000 145,441
Series AA-1, 3.00%, 6/15/51
300,000 223,826
Series CC-1, 5.00%, 6/15/51
250,000 259,509
Series CC-1, 4.00%, 6/15/52
850,000 786,074
Series CC-1, 5.00%, 6/15/52
400,000 415,156
Series AA-1, 5.25%, 6/15/52
505,000 533,458
Sub-Series AA-1, 5.25%,
6/15/53
200,000 211,597
Series BB, Sub-Series BB-1,
5.25%, 6/15/54
400,000 422,752
Series CC, Sub-Series CC-1,
5.25%, 6/15/54
900,000 953,931
Series BB, 5.25%, 6/15/55
700,000 746,107
New York City Transitional
Finance Authority, Income Tax
Revenue,
Series F, Sub Series F-1,
5.00%, 11/1/39
180,000 205,384
New York Power Authority,
Electric, Power & Light
Revenue,
Series A, 4.00%, 11/15/47
115,000 111,229
New York State Environmental
Facilities Corp., Water
Revenue,
Series A, 5.00%, 6/15/51
500,000 525,277

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
(Continued)
February 28, 2026 (Unaudited)
Principal
Amount $ Value $
New York Transportation
Development Corp., Private
Airport & Marina Revenue,
5.00%, 6/30/49
450,000 455,236
5.25%, 6/30/49
500,000 509,740
6.00%, 6/30/54
1,000,000 1,049,766
6.00%, 6/30/59
700,000 747,123
5.00%, 6/30/60
800,000 783,169
5.125%, 6/30/60
1,000,000 1,009,879
5.25%, 6/30/60
400,000 409,480
5.375%, 6/30/60
800,000 803,408
5.50%, 6/30/60
1,300,000 1,328,931
Port Authority of New York &
New Jersey, Private Airport &
Marina Revenue,
Series 224, 4.00%, 7/15/51
15,000 14,189
Triborough Bridge & Tunnel
Authority Sales Tax Revenue,
Sales Tax Revenue,
Series A, 4.00%, 5/15/48
360,000 340,626
Series D-2, 5.50%, 5/15/52
650,000 694,490
Series A, 5.00%, 5/15/53
95,000 98,466
Series A, 4.00%, 5/15/57
1,000,000 914,906
Series A, 4.25%, 5/15/58
600,000 570,620
Series A, 5.25%, 5/15/62
60,000 63,140
Series A, 4.50%, 5/15/63
450,000 442,740
Seies A-3, 5.25%, 5/15/64
300,000 315,523
Series A-2, 5.25%, 5/15/64
1,400,000 1,463,846
Triborough Bridge & Tunnel
Authority, Fuel Sales Tax
Revenue,
Series D-1A, 5.00%, 11/15/39
510,000 568,485
Series D-2, 5.25%, 5/15/47
1,000,000 1,069,560
Triborough Bridge & Tunnel
Authority, Miscellaneous
Taxes,
Series C-1A, 4.00%, 5/15/46
600,000 585,504
Series C-3, 3.00%, 5/15/51
600,000 447,243
Series A-1, 5.00%, 5/15/51
2,000,000 2,076,177
Series C-1A, 5.00%, 5/15/51
225,000 234,302
Series A, 5.25%, 12/1/54
850,000 907,340
Series A, 5.50%, 12/1/59
1,000,000 1,077,204
(Cost $33,463,108)
32,241,426
North Carolina — 2.5%
City of Charlotte NC Airport
Revenue, Private Airport &
Marina Revenue,
Series A, 5.00%, 7/1/48
1,310,000 1,380,851
Series A, 5.25%, 7/1/55
400,000 429,623
City of Charlotte Nc Water &
Sewer System Revenue,
Water Revenue,
5.00%, 7/1/49
1,010,000 1,083,209
5.00%, 7/1/54
250,000 265,641
Principal
Amount $ Value $
County of Union NC Enterprise
System Revenue, Water
Revenue,
3.00%, 6/1/51
300,000 227,515
(Cost $3,332,650)
3,386,839
Ohio — 1.5%
Columbus Regional Airport
Authority, Private Airport &
Marina Revenue,
Series A, 5.50%, 1/1/50
1,000,000 1,066,463
Franklin County Convention
Facilities Authority, Industrial
Revenue,
5.00%, 12/1/51
100,000 99,100
Ohio Turnpike & Infrastructure
Commission, Highway
Revenue Tolls,
Series A, 5.00%, 2/15/39
350,000 393,940
Series A, 5.00%, 2/15/46
275,000 290,057
Ohio Water Development
Authority, Intergovernmental,
5.00%, 6/1/46
225,000 238,139
(Cost $2,084,747)
2,087,699
Oklahoma — 1.0%
Oklahoma City Water Utilities
Trust, Water Revenue,
5.25%, 7/1/64
500,000 530,041
Oklahoma Turnpike Authority,
Highway Revenue Tolls,
Series A, 5.25%, 1/1/50
265,000 285,831
5.50%, 1/1/53
320,000 342,496
Series A, 4.25%, 1/1/55
180,000 175,943
(Cost $1,349,173)
1,334,311
Oregon — 0.6%
Port of Portland Or Airport
Revenue, Private Airport &
Marina Revenue,
Series 28, AMT, 5.00%, 7/1/52
100,000 102,007
Port of Portland OR Airport
Revenue, Private Airport &
Marina Revenue,
Series 25B, AMT, 5.00%,
7/1/44
315,000 323,928
Series 28, AMT, 4.00%, 7/1/47
500,000 457,832
(Cost $913,886)
883,767
Pennsylvania — 3.7%
Allegheny County Airport
Authority, Private Airport &
Marina Revenue,
Series A, AMT, 5.00%, 1/1/51
500,000 506,163
Series A, 5.50%, 1/1/53
500,000 525,441
City of Philadelphia PA Water &
Wastewater, Water Revenue,
Series A, 5.00%, 11/1/50
500,000 515,637

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
(Continued)
February 28, 2026 (Unaudited)
Principal
Amount $ Value $
Pennsylvania Turnpike
Commission, Highway
Revenue Tolls,
Series A, 4.00%, 12/1/46
20,000 19,106
Series B, 4.00%, 12/1/46
390,000 372,059
Series C, 5.00%, 12/1/46
45,000 47,327
Series A, 5.00%, 12/1/47
55,000 57,532
Sub-Series A, 4.00%, 12/1/49
285,000 270,742
Series A, 5.00%, 12/1/49
15,000 15,535
Series A, 4.00%, 12/1/50
255,000 235,200
Series B, 5.00%, 12/1/50
1,705,000 1,773,319
Series A, 4.00%, 12/1/51
65,000 59,794
Series B, 4.00%, 12/1/51
300,000 274,901
Series B, 5.00%, 12/1/51
15,000 15,522
Philadelphia Gas Works Co.,
Natural Gas Revenue,
Series A, 5.25%, 8/1/54
300,000 318,397
(Cost $5,308,584)
5,006,675
South Carolina — 0.8%
Charleston County Airport
District, Private Airport &
Marina Revenue,
Series A, 5.25%, 7/1/54
200,000 207,011
Series B, 5.25%, 7/1/54
300,000 317,288
South Carolina Public Service
Authority, Electric, Power &
Light Revenue,
Series A, 4.00%, 12/1/52
600,000 542,376
(Cost $1,071,109)
1,066,675
Tennessee — 1.6%
City of Clarksville TN Water
Sewer & Gas Revenue, Water
Revenue,
Series A, 4.00%, 2/1/51
380,000 356,019
Metropolitan Government of
Nashville & Davidson County
TN Electric Revenue, Electric,
Power & Light Revenue,
Series A, 5.00%, 5/15/46
245,000 256,723
Metropolitan Nashville Airport
Authority, Private Airport &
Marina Revenue,
Series B, AMT, 5.25%, 7/1/47
400,000 418,453
Series B, AMT, 5.00%, 7/1/49
125,000 126,451
Series B, AMT, 4.00%, 7/1/54
550,000 484,940
Series B, AMT, 5.00%, 7/1/54
500,000 503,741
(Cost $2,317,007)
2,146,327
Texas — 12.3%
Central Texas Regional Mobility
Authority, Highway Revenue
Tolls,
Series E, 5.00%, 1/1/45
100,000 103,668
Series B, 5.00%, 1/1/46
300,000 311,684
Series B, 4.00%, 1/1/51
50,000 45,171
Principal
Amount $ Value $
City of Austin TX Airport System
Revenue, Private Airport &
Marina Revenue,
5.25%, 11/15/47
100,000 104,375
5.00%, 11/15/52
200,000 202,949
City of Austin TX Water &
Wastewater System Revenue,
Water Revenue,
Series C, 5.00%, 11/15/50
305,000 315,421
City of Corpus Christi TX Utility
System Revenue, Water
Revenue,
4.25%, 7/15/54
635,000 608,422
City of Dallas TX Waterworks
& Sewer System Revenue,
Water Revenue,
Series C, 4.00%, 10/1/49
110,000 105,215
City of El Paso TX Water &
Sewer Revenue, Water
Revenue,
5.25%, 3/1/49
400,000 426,559
City of Georgetown TX Utility
System Revenue, Multiple
Utility Revenue,
4.25%, 8/15/47
500,000 492,980
City of Houston TX Airport
System Revenue, Private
Airport & Marina Revenue,
Sub-Series A, AMT, 4.00%,
7/1/46
575,000 530,315
City of Houston TX Combined
Utility System, Water
Revenue,
Series C, 3.00%, 11/15/47
145,000 111,778
Series C, 4.00%, 11/15/49
55,000 51,935
City of San Antonio TX Electric
& Gas Systems Revenue,
Electric, Power & Light
Revenue,
Series A, 5.00%, 2/1/46
260,000 272,573
County of Harris TX Toll Road
Revenue, Highway Revenue
Tolls,
Series A, 5.25%, 8/15/49
500,000 538,392
Series A, 5.25%, 8/15/54
200,000 213,515
Dallas Fort Worth International
Airport
Series B, 5.00%, 11/1/47
600,000 632,517
Dallas Fort Worth International
Airport, Private Airport &
Marina Revenue,
Series B, 4.00%, 11/1/45
105,000 103,489
Harris County Toll Road
Authority, Highway Revenue
Tolls,
4.00%, 8/15/50
670,000 632,124

DBX ETF Trust | 7
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
(Continued)
February 28, 2026 (Unaudited)
Principal
Amount $ Value $
Harris County-Houston Sports
Authority, Hotel Occupancy
Tax,
Series A, 3.125%, 11/15/56
110,000 80,644
Lower Colorado River Authority,
Intergovernmental,
5.00%, 5/15/47
250,000 261,411
North Texas Tollway Authority,
Highway Revenue Tolls,
4.125%, 1/1/39
500,000 517,852
Series A, 5.00%, 1/1/40
120,000 131,489
Series B, 3.00%, 1/1/51
250,000 184,186
Port Authority of Houston of
Harris County Texas, Private
Airport & Marina Revenue,
5.00%, 10/1/53
650,000 677,527
San Antonio Water System,
Water Revenue,
Series A, 5.00%, 5/15/46
325,000 341,708
Series A, 4.00%, 5/15/51
335,000 316,791
Texas Water Development
Board, Water Revenue,
4.00%, 10/15/39
1,000,000 1,058,369
Series A, 5.00%, 10/15/44
275,000 303,314
Series A, 5.00%, 10/15/49
540,000 572,998
4.00%, 4/15/51
525,000 489,482
Series A, 5.25%, 10/15/51
450,000 481,418
4.80%, 10/15/52
400,000 407,946
Series A, 5.00%, 10/15/53
1,000,000 1,049,073
4.75%, 10/15/55
1,250,000 1,268,442
4.80%, 10/15/56
400,000 406,749
5.00%, 10/15/57
940,000 972,557
Series A, 5.00%, 10/15/58
1,100,000 1,141,524
5.00%, 10/15/60
400,000 417,028
(Cost $17,491,659)
16,883,590
Utah — 1.0%
City of Salt Lake City Ut Airport
Revenue, Private Airport &
Marina Revenue,
Series A, 5.25%, 7/1/48
300,000 314,160
Intermountain Power Agency,
Electric, Power & Light
Revenue,
Series A, 5.00%, 7/1/42
1,000,000 1,077,278
(Cost $1,401,818)
1,391,438
Virginia — 0.5%
Hampton Roads Transportation
Accountability Commission,
Appropriations,
Series A, 5.00%, 7/1/50
40,000 41,385
Series A, 4.00%, 7/1/55
700,000 645,346
(Cost $808,856)
686,731
Principal
Amount $ Value $
Washington — 1.0%
Central Puget Sound Regional
Transit Authority, Sales Tax
Revenue,
Series S-1, 4.00%, 11/1/46
700,000 697,167
Energy Northwest, Nuclear
Revenue,
Series A, 5.00%, 7/1/39
105,000 120,506
Port of Seattle WA, Private
Airport  & Marina Revenue,
Series B, AMT, 5.00%, 8/1/47
500,000 515,173
(Cost $1,433,039)
1,332,846
West Virginia — 0.2%
West Virginia Parkways
Authority, Highway Revenue
Tolls,
5.00%, 6/1/47
(Cost $293,365)
250,000 261,510
TOTAL MUNICIPAL BONDS
(Cost $140,299,505 )
135,124,232
TOTAL INVESTMENTS — 98.5%
(Cost $140,299,505)
135,124,232
Other assets and liabilities,
net — 1.5%
2,054,900
NET ASSETS — 100.0%
137,179,132

8 | DBX ETF Trust
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
(Continued)
February 28, 2026 (Unaudited)
Hidden Row
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
RVNU-PH3
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
AMT: Alternative Minimum Tax
Assets Level 1 Level 2 Level 3 Total
Municipal Bonds (a)
$ — $ 135,124,232 $ — $ 135,124,232
TOTAL
$ — $ 135,124,232 $ — $ 135,124,232
(a)
See Schedule of Investments for additional detailed categorizations.